Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method
Share of results from equity method investments, excluding amortized costs, recognized in the share of results of equity method investments for the year ended December 31, 2025, was a profit of $8.0 million (the years ended December 31, 2024 and 2023: a profit of $16.9 million and a profit of $20.6 million respectively).

	December 31, 2024	December 31, 2025
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")	50%	50%
Unigas International B.V. ("Unigas")	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50%	50%
Luna Pool Agency Limited ("Luna Pool Agency")	50%	50%
Azane Fuel Solutions AS ("Azane")	9.5%	9.5%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

Schedule of Movement in Equity Method Investments
The table below shows the movement in the Company’s equity method investments, for the years ended December 31, 2025, 2024 and 2023:

	2023	2024	2025
	(in thousands)
Equity method investments at January 1	$148,534	$174,910	$253,729
Equity contributions to joint venture entity	35,000	89,000	4,000
Equity method investments – additions	1,559	—	—
Share of results	20,607	16,911	8,036
Distributions received from equity method investments	(30,790)	(27,092)	(17,830)
Total equity method investments at December 31	$174,910	$253,729	$247,935

Schedule of Summarized Balance Sheet for Equity Method Investments
The summarized aggregate balance sheet data of the operating entity investments (including those amounts not owned by the Company) consists of the following:

	December 31, 2023	December 31, 2024	December 31, 2025
		(in thousands)
Current assets	$55,731	$48,722	$39,123
Non-current assets	304,646	482,965	460,076
Total Assets	360,377	531,687	499,200

Current liabilities	25,793	34,251	12,943
Non-current liabilities	296	696	817
Total Liabilities	26,089	34,947	13,761
Total Equity	$334,288	$496,740	$485,439

Schedule of Summarized Income Statement for Equity Method Investments
The summarized operating data of the operating entity investments was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	(in thousands)
Total revenues	$107,792	$95,152	$97,859
Operating Income	41,454	35,418	15,144
Net income	41,607	34,843	15,782
Net income attributable to the investees	$20,671	$17,110	$8,155